Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2021
Financial instruments and financial risk management
Financial instruments and financial risk management

20.            Financial instruments and financial risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash and cash equivalents held in bank accounts. The majority of cash is deposited in bank accounts held with major financial institutions in Canada. As most of the Company’s cash is held by one financial institution there is a concentration of credit risk. This risk is managed by using major financial institutions that are high credit quality financial institutions as determined by rating agencies. The Company’s secondary exposure to risk is on its receivables. This risk is minimal as receivables consist primarily of refundable government goods and services taxes and interest receivable from major financial institutions with high credit rating.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.

Historically, the Company’s source of funding has been the issuance of equity securities for cash, primarily through private placements and public offerings. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company’s non-derivative financial liabilities as at December 31, 2021 and 2020. We have excluded warrants derivative liabilities from the table because they are settled by shares (see note 12).

		Between one	More than
At December 31, 2021	Within one year	and five years	five years
Trade payables	$1,249,861	$—	$—
Accrued liabilities	4,817,820	—	—
Due to related parties	743,100	—	—
Lease liabilities	392,279	867,757	627,235
DSU liabilities	—	53,362	—
	$7,203,060	$921,119	$627,235

		Between one	More than
At December 31, 2020	Within one year	and five years	five years
Trade payables	$1,001,773	$—	$—
Accrued liabilities	2,179,134	—	—
Due to related parties	280,432	—	—
Lease liabilities	576,232	373,889	125,652
	$4,037,571	$373,889	$125,652

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is exposed to currency risk as it incurs some expenditures that are denominated in CAD while its functional currency is USD. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following is an analysis of financial assets and liabilities that are denominated in CAD:

	December 31,	December 31,
	2021	2020
Cash and cash equivalents	$2,867,716	$1,864,404
Restricted cash	81,176	80,550
Receivables	242,953	48,992
Lease liabilities	(1,429,629)	(433,157)
Trade payables and accrued liabilities	(1,321,940)	(778,164)
	$440,276	$782,625

Based on the above net exposures, as at December 31, 2021, a 10% change in the CAD to the USD exchange rate would impact the Company’s net loss by $35,877 (2020 - $78,262).

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s cash balances which are earning interest income based on US deposit reference rate. A 0.1% decrease in market interest rates would increase the Company’s net loss of $209,510 for the year ended December 31, 2021 (2020 - $71,000).

Classification of financial instruments

Financial assets included in the consolidated statements of financial position are as follows:

	December 31,	December 31,
	2021	2020
Amortized cost:
Cash and cash equivalents	$221,928,008	$129,450,676
Restricted cash	291,676	143,800
Receivables	129,068	159,664
	$222,348,752	$129,754,140

Financial liabilities included in the consolidated statements of financial position are as follows:

	December 31,	December 31,
	2021	2020
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$6,810,781	$3,461,339
Lease liabilities	1,887,271	1,075,773
Derivative financial liabilities:
Derivative liabilities	244,565	17,899,855
	$8,942,617	$22,436,967

Fair value

The fair value of the Company’s financial assets and liabilities, other than the derivative liabilities which are measured at fair value, approximates the carrying amount.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data.

Financial liabilities measured at fair value at December 31, 2021 consisted of the derivative liabilities, which include non-transferrable warrants and DSUs. The fair value of DSUs is classified as level 1, and the fair value of the non-transferrable warrants are classified as level 2 in the fair value hierarchy.

The fair value of the derivative liabilities relating to the DSUs was measured using the quoted market price on the Nasdaq.

The fair value of the derivative liabilities relating to the non-transferrable warrants were calculated using the Black-Scholes Option Pricing Model using the historical volatility of comparable companies as an estimate of future volatility. At December 31, 2021, if the volatility used was increased by 10%, the impact would be an increase to the derivative liabilities of $53,376 (2020 - $162,585) with a corresponding increase in loss and comprehensive loss.